Consolidated Statements of Income - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue:
Commissions		¥ 88,922	¥ 68,152	¥ 171,692	¥ 138,583
Fees from investment banking		38,604	24,189	69,750	51,474
Asset management and portfolio service fees		76,666	69,038	148,473	137,288
Net gain on trading		116,613	160,905	232,176	302,823
Gain on private equity and debt investments		1,123	5,738	8,010	1,203
Interest and dividends		658,458	196,893	1,208,109	305,942
Gain (loss) on investments in equity securities		2,792	(1,523)	7,569	(3,265)
Other		29,522	10,460	60,274	9,772
Total revenue		1,012,700	533,852	1,906,053	943,820
Interest expense		644,940	215,894	1,189,380	326,834
Net revenue	[1]	367,760	317,958	716,673	616,986
Non-interest expenses:
Compensation and benefits		167,138	150,894	325,811	293,955
Commissions and floor brokerage		34,336	28,183	65,701	56,671
Information processing and communications		53,616	52,127	106,452	101,859
Occupancy and related depreciation		17,477	16,643	34,078	33,002
Business development expenses		5,396	5,353	11,540	10,052
Other		33,062	33,274	70,046	78,230
Total non-interest expenses		311,025	286,474	613,628	573,769
Income before income taxes		56,735	31,484	103,045	43,217
Income tax expense		21,150	14,741	41,578	26,081
Net income		35,585	16,743	61,467	17,136
Less: Net income (loss) attributable to noncontrolling interests		353	(28)	2,904	(1,331)
Net income attributable to NHI shareholders		¥ 35,232	¥ 16,771	¥ 58,563	¥ 18,467
Basic-
Net income attributable to NHI shareholders per share		¥ 11.61	¥ 5.59	¥ 19.34	¥ 6.13
Diluted-
Net income attributable to NHI shareholders per share		¥ 11.21	¥ 5.41	¥ 18.62	¥ 5.91

[1]	There is no revenue derived from transactions with a single major external customer.